Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Future annual lease payments	Future annual lease payments over the term of the lease are as follows:
Remainder of 2012	$11,383
2013	$45,528
2014	$3,794